1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 76.3%
Automotive: Parts and Accessories  — 1.5%
6,250 Aptiv plc† ................................................. $ 582,063
Building and Construction  — 2.6%
7,750 Herc Holdings Inc. .................................... 1,019,668
Cable and Satellite  — 0.9%
7,000 Liberty Media Corp. - Liberty Formula One,
Cl. A† ................................................... 374,010
Computer Software and Services  — 1.9%
8,300 Alphabet Inc., Cl. C† ................................. 736,459
Energy and Utilities  — 21.4%
156,319 Energy Transfer LP ................................... 1,855,506
110,901 Enterprise Products Partners LP ............... 2,674,932
101,000 Kinder Morgan Inc. ................................... 1,826,080
29,829 NextEra Energy Partners LP ...................... 2,090,715
8,447,233
Entertainment  — 1.0%
70,000 Sirius XM Holdings Inc. ............................ 408,800
Financial Services  — 10.8%
35,000 Apollo Global Management Inc. ................ 2,232,650
14,000 Morgan Stanley ........................................ 1,190,280
100,000 New York Community Bancorp Inc. ........... 860,000
4,282,930
Food and Beverage  — 6.0%
62,500 Maple Leaf Foods Inc. .............................. 1,128,600
12,500 Mondelēz International Inc., Cl. A .............. 833,125
4,500 Post Holdings Inc.† .................................. 406,170
2,367,895
Health Care  — 4.8%
6,000 AbbVie Inc. .............................................. 969,660
30,500 Option Care Health Inc.† ........................... 917,745
1,887,405
Metals and Mining  — 0.9%
7,500 Newmont Corp. ........................................ 354,000
Real Estate Investment Trusts  — 18.2%
138,500 Blackstone Mortgage Trust Inc., Cl. A ........ 2,932,045
49,663 Medical Properties Trust Inc. .................... 553,246
114,378 VICI Properties Inc. .................................. 3,705,847
7,191,138
Telecommunications  — 6.3%
100,000 AT&T Inc. ................................................. 1,841,000
4,500 T-Mobile US Inc.† ..................................... 630,000
2,471,000
TOTAL COMMON STOCKS .................. 30,122,601
Shares
Market
Value
PREFERRED STOCKS  — 16.1%
Diversified Industrial  — 3.4%
10,895 Babcock & Wilcox Enterprises Inc.,
8.125%, 02/28/26 ................................. $ 262,351
46,604 Steel Partners Holdings LP, Ser. A,
6.000%, 02/07/26 ................................. 1,070,494
1,332,845
Energy and Utilities  — 3.4%
61,379 Energy Transfer LP, Ser. D, 7.625% ........... 1,350,338
Financial Services  — 2.6%
23,931 Argo Blockchain plc, Ser. A, 8.750%,
11/30/26 ............................................... 72,990
39,978 FTAI Aviation Ltd., Ser. A, 8.250%,
09/15/24 ............................................... 899,505
54,287 Greenidge Generation Holdings Inc.,
8.500%, 10/31/26 ................................. 58,087
1,030,582
Retail  — 6.7%
77,587 Qurate Retail Inc., 8.000%, 03/15/31 ........ 2,658,131
TOTAL PREFERRED STOCKS ............... 6,371,896
MANDATORY CONVERTIBLE SECURITIES(a)  — 2.0%
Entertainment  — 2.0%
31,075 Paramount Global, Ser. A,
5.750%, 04/01/24 ................................. 769,728
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 5.6%
$ 2,225,000 U.S. Treasury Bills,
4.094% to 4.377%††,
02/09/23 to 03/30/23 ............................ 2,210,184
TOTAL INVESTMENTS — 100.0%
(Cost $32,803,354) ............................... $ 39,474,409
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.